Schedules of investments
06/30/21 (UNAUDITED)

Ariel Fund
Number of shares	Common stocks—91.89%	Value
	Consumer discretionary—28.56%
2,317,865	ViacomCBS, Inc.	$104,767,498
1,230,224	Madison Square Garden Entertainment Corp.(a)	103,301,909
3,173,966	Interpublic Group of Cos., Inc.	103,122,155
4,800,089	Mattel, Inc.(a)	96,481,789
3,827,235	Nielsen Holdings plc	94,417,887
5,971,884	MSG Networks, Inc.(a)	87,070,069
2,334,199	Adtalem Global Education, Inc.(a)	83,190,852
4,408,277	TEGNA, Inc.	82,699,277
1,879,723	Meredith Corp.(a)	81,655,167
402,940	Royal Caribbean Cruises Ltd.(a)	34,362,723
64,769	Vail Resorts, Inc.(a)	20,500,683
1,012,665	Knowles Corp.(a)	19,990,007
		911,560,016
	Consumer staples—2.84%
698,786	J.M. Smucker Co.	90,541,702
	Energy—1.45%
1,190,310	Core Laboratories N.V.	46,362,575
	Financials—23.24%
3,297,503	Lazard Ltd., Class A	149,212,011
1,785,088	First American Financial Corp.	111,300,237
1,794,939	KKR & Co., Inc.	106,332,186
839,900	Northern Trust Corp.	97,109,238
2,473,083	Janus Henderson Group plc	95,980,351
593,300	Affiliated Managers Group, Inc.	91,492,793
1,043,807	BOK Financial Corp.	90,393,686
		741,820,502
	Health care—6.95%
2,069,515	Envista Holdings Corp.(a)	89,423,743
285,500	Laboratory Corp. of America Holdings(a)	78,755,175
84,706	Charles River Laboratories Intl, Inc.(a)	31,334,444
34,781	Bio-Rad Laboratories, Inc.(a)	22,409,050
		221,922,412
	Industrials—20.52%
601,704	Mohawk Industries, Inc.(a)	115,641,492
2,452,320	Kennametal, Inc.	88,087,334
2,819,000	Axalta Coating Systems, Ltd.(a)	85,951,310
365,463	Snap-on, Inc.	81,655,398
1,372,100	Masco Corp.	80,830,411
6,325,586	ADT, Inc.	68,253,073
372,985	Keysight Technologies, Inc.(a)	57,592,614
92,600	Zebra Technologies Corp.(a)	49,030,774
252,747	Simpson Manufacturing Co., Inc.	27,913,379
		654,955,785
	Real estate—5.28%
500,299	JLL(a)	97,788,443
824,253	CBRE Group, Inc., Class A(a)	70,663,210
		168,451,653
	Utilities—3.05%
1,363,500	Stericycle, Inc.(a)	97,558,425
	Total common stocks (Cost $1,641,985,268)	2,933,173,070
See Notes to Schedules of Investments.

800.292.7435    1

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel Fund (continued)

Number of shares	Short-term investments—8.51%	Value
271,801,331	Northern Institutional Treasury Portfolio, 0.01%(b)	$271,801,331
	Total short-term investments (Cost $271,801,331)	271,801,331
	Total Investments—100.40% (Cost $1,913,786,599)	3,204,974,401
	Other Assets less Liabilities—(0.40)%	(12,816,661)
	Net Assets—100.00%	$3,192,157,740
Ariel Appreciation Fund
Number of shares	Common stocks—96.80%	Value
	Consumer discretionary—23.04%
1,473,430	Interpublic Group of Cos., Inc.	$47,871,741
2,237,200	Mattel, Inc.(a)	44,967,720
846,000	BorgWarner, Inc.	41,064,840
1,457,824	Nielsen Holdings plc	35,964,518
398,188	Madison Square Garden Entertainment Corp.(a)	33,435,846
375,700	Omnicom Group, Inc.	30,052,243
219,000	CarMax, Inc.(a)	28,283,850
1,150,900	Knowles Corp.(a)	22,718,766
1,481,137	MSG Networks, Inc.(a)	21,594,977
62,500	Vail Resorts, Inc.(a)	19,782,500
		325,737,001
	Consumer staples—7.51%
900,700	Walgreens Boots Alliance, Inc.	47,385,827
255,275	J.M. Smucker Co.	33,075,982
477,400	Molson Coors Brewing Co.(a)	25,631,606
		106,093,415
	Energy—1.49%
1,374,900	NOV, Inc.(a)	21,063,468
	Financials—32.67%
1,253,020	Lazard Ltd., Class A	56,699,155
488,900	Northern Trust Corp.	56,526,618
141,900	Goldman Sachs Group, Inc.	53,855,307
521,900	Progressive Corp.	51,255,799
591,289	BOK Financial Corp.	51,205,627
907,900	Aflac, Inc.	48,717,914
605,600	The Charles Schwab Corp.	44,093,736
692,050	First American Financial Corp.	43,149,318
605,368	KKR & Co., Inc.	35,862,000
251,489	Houlihan Lokey, Inc.	20,569,285
		461,934,759
	Health care—12.11%
175,000	Laboratory Corp. of America Holdings(a)	48,273,750
639,415	Cardinal Health, Inc.	36,504,202
793,122	Envista Holdings Corp.(a)	34,270,802
188,200	Zimmer Biomet Holdings, Inc.	30,266,324
58,980	Charles River Laboratories Intl, Inc.(a)	21,817,882
		171,132,960
	Industrials—14.85%
1,017,900	Kennametal, Inc.	36,562,968
1,175,000	Axalta Coating Systems, Ltd.(a)	35,825,750
162,899	Stanley Black & Decker, Inc.	33,392,666
See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel Appreciation Fund (continued)

Number of shares	Common stocks—96.80%	Value
	Industrials—14.85%
826,130	nVent Electric plc	$25,808,301
100,800	Snap-on, Inc.	22,521,744
138,115	Keysight Technologies, Inc.(a)	21,326,337
71,200	Littelfuse, Inc.	18,141,048
1,516,101	ADT, Inc.	16,358,730
		209,937,544
	Real estate—2.05%
338,150	CBRE Group, Inc., Class A(a)	28,989,600
	Utilities—3.08%
608,600	Stericycle, Inc.(a)	43,545,330
	Total common stocks (Cost $775,570,059)	1,368,434,077
Number of shares	Short-term investments—3.10%	Value
43,873,818	Northern Institutional Treasury Portfolio, 0.01%(b)	$43,873,818
	Total short-term investments (Cost $43,873,818)	43,873,818
	Total Investments—99.90% (Cost $819,443,877)	1,412,307,895
	Other Assets less Liabilities—0.10%	1,458,013
	Net Assets—100.00%	$1,413,765,908
Ariel Focus Fund
Number of shares	Common stocks—98.96%	Value
	Basic materials—7.84%
105,800	Mosaic Co.	$3,376,078
87,749	Barrick Gold Corp.	1,814,649
		5,190,727
	Consumer discretionary—15.03%
131,400	Nielsen Holdings plc	3,241,638
64,700	BorgWarner, Inc.	3,140,538
33,500	Madison Square Garden Entertainment Corp.(a)	2,812,995
16,772	ViacomCBS, Inc.	758,094
		9,953,265
	Consumer staples—9.12%
57,900	Walgreens Boots Alliance, Inc.	3,046,119
23,100	J.M. Smucker Co.	2,993,067
		6,039,186
	Energy—4.20%
128,400	APA Corp.	2,777,292
	Financials—24.41%
9,150	Goldman Sachs Group, Inc.	3,472,700
32,400	BOK Financial Corp.	2,805,840
60,100	Lazard Ltd., Class A	2,719,525
38,200	Bank of New York Mellon Corp.	1,956,986
25,100	First American Financial Corp.	1,564,985
15,900	Progressive Corp.	1,561,539
11,000	Northern Trust Corp.	1,271,820
13,700	KKR & Co., Inc.	811,588
		16,164,983
See Notes to Schedules of Investments.

800.292.7435    3

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel Focus Fund (continued)

Number of shares	Common stocks—98.96%	Value
	Health care—14.38%
10,900	Laboratory Corp. of America Holdings(a)	$3,006,765
14,750	Zimmer Biomet Holdings, Inc.	2,372,095
13,050	Johnson & Johnson	2,149,857
78,800	Hanger, Inc.(a)	1,992,064
		9,520,781
	Industrials—18.80%
12,300	Snap-on, Inc.	2,748,189
13,200	Mohawk Industries, Inc.(a)	2,536,908
6,581	Lockheed Martin Corp.	2,489,921
104,800	Western Union Co.	2,407,256
7,800	Stanley Black & Decker, Inc.	1,598,922
99,300	Team, Inc.(a)	665,310
		12,446,506
	Technology—5.18%
44,100	Oracle Corp.	3,432,744
	Total common stocks (Cost $43,307,398)	65,525,484
Number of shares	Short-term investments—1.80%	Value
1,191,719	Northern Institutional Treasury Portfolio, 0.01%(b)	$1,191,719
	Total short-term investments (Cost $1,191,719)	1,191,719
	Total Investments—100.76% (Cost $44,499,117)	66,717,203
	Other Assets less Liabilities—(0.76)%	(501,612)
	Net Assets—100.00%	$66,215,591
Ariel International Fund
Number of shares	Common stocks—90.47%	Value
	Belgium—0.58%
66,457	KBC Group NV	$5,066,930
	Brazil—0.78%
797,714	Telefonica Brasil SA ADR	6,780,569
	Canada—0.44%
189,871	Element Fleet Management Corp.	2,214,855
45,811	IGM Financial, Inc.	1,617,207
		3,832,062
	Chile—0.01%
3,204	Banco Santander-Chile ADR	63,663
	China—5.12%
210,763	Baidu, Inc. ADR(a)	42,974,576
33,904	Trip.com Group Ltd. ADR(a)	1,202,236
246,958	TravelSky Technology Ltd.	533,082
		44,709,894
	Denmark—1.24%
107,735	Novo Nordisk A/S	9,025,947
56,834	H Lundbeck A/S	1,807,994
		10,833,941
See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—90.47%	Value
	Finland—2.12%
2,455,749	Nokia Corp.(a)	$13,148,706
1,005,133	Nokia Corp. ADR(a)	5,347,308
		18,496,014
	France—8.57%
291,530	Michelin (CGDE)	46,494,193
109,004	Sanofi	11,420,663
61,802	Thales SA	6,305,160
113,710	Vivendi SA	3,819,781
50,904	BNP Paribas SA	3,191,203
16,556	Safran SA	2,295,289
20,009	Societe BIC SA	1,390,325
		74,916,614
	Germany—10.50%
328,472	Deutsche Boerse AG	57,332,297
9,220,418	Telefonica Deutschland Holding	24,326,174
28,085	Muenchener Rueckversicherungs-Gesellschaft AG	7,691,049
28,259	Fresenius Medical Care AG & Co. KGaA	2,346,908
		91,696,428
	Hong Kong—1.24%
1,100,000	CLP Holdings Ltd.	10,880,569
	Italy—5.33%
6,889,656	Snam SpA	39,825,876
893,102	Italgas SpA	5,837,185
96,355	Banca Mediolanum SpA	937,331
		46,600,392
	Japan—18.62%
89,400	Nintendo Co., Ltd.	52,000,792
1,758,700	Subaru Corp.	34,692,750
612,200	Bridgestone Corp.	27,856,078
1,206,800	Japan Tobacco, Inc.	22,795,534
136,000	Secom Co., Ltd.	10,336,955
59,500	Daito Trust Construction Co., Ltd.	6,507,269
116,700	Sankyo Co., Ltd.	2,980,133
79,100	Nippon Telegraph & Telephone Corp.	2,060,893
55,800	KDDI Corp.	1,740,375
76,000	Ono Pharmaceutical Co., Ltd.	1,695,882
		162,666,661
	Luxembourg—0.35%
51,399	RTL Group	3,062,555
	Netherlands—5.15%
1,512,694	Koninklijke Ahold Delhaize N.V.	44,967,485
	Peru—0.56%
40,244	Credicorp Ltd.(a)	4,873,951
	Portugal—0.21%
101,927	Jeronimo Martins SGPS SA	1,858,826
	Singapore—0.13%
142,000	Singapore Exchange Ltd.	1,180,605
	Spain—4.34%
1,298,508	Endesa SA	31,502,385
507,986	Tecnicas Reunidas SA(a)	6,427,015
		37,929,400
See Notes to Schedules of Investments.

800.292.7435    5

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—90.47%	Value
	Switzerland—9.57%
173,996	Roche Holding AG	$65,545,859
57,077	Nestle SA	7,107,714
72,857	Novartis AG	6,639,613
6,291	Swisscom AG	3,591,360
7,648	Novartis AG ADR	697,803
		83,582,349
	United Kingdom—8.75%
2,460,258	GlaxoSmithKline plc	48,306,090
1,050,494	National Grid plc	13,380,592
1,753,567	Direct Line Insurance Group plc	6,913,272
3,225,751	Vodafone Group plc	5,414,412
95,690	St. James's Place plc	1,955,075
7,815	AstraZeneca plc ADR	468,118
		76,437,559
	United States—6.86%
541,642	Philip Morris Intl, Inc.	53,682,139
53,627	Check Point Software Technologies Ltd.(a)	6,227,704
		59,909,843
	Total common stocks (Cost $654,000,451)	790,346,310
Number of shares	Short-term investments—5.82%	Value
50,850,621	Northern Institutional Treasury Portfolio, 0.01%(b)	$50,850,621
	Total short-term investments (Cost $50,850,621)	50,850,621
	Total Investments—96.29% (Cost $704,851,072)	841,196,931
	Cash, Foreign Currency, Other Assets less Liabilities—3.71%	32,450,390
	Net Assets—100.00%	$873,647,321
Open foreign currency contracts as of June 30, 2021
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
09/09/2021	UBS AG	USD	28,235,842	CNH	181,425,731	$331,157
Subtotal UBS AG						331,157
09/09/2021	JPMorgan Chase	USD	2,020,196	CAD	2,443,223	49,272
09/09/2021	JPMorgan Chase	USD	1,017,426	CAD	1,230,330	24,931
09/09/2021	JPMorgan Chase	USD	999,242	CAD	1,208,342	24,485
09/09/2021	JPMorgan Chase	USD	5,692,690	CNH	36,686,254	50,060
09/09/2021	JPMorgan Chase	SGD	1,752,482	EUR	1,085,288	14,433
09/09/2021	JPMorgan Chase	USD	3,987,382	EUR	3,270,590	103,480
09/09/2021	JPMorgan Chase	USD	3,720,136	EUR	3,051,385	96,544
09/09/2021	JPMorgan Chase	USD	2,462,779	EUR	2,020,057	63,914
Subtotal JPMorgan Chase						427,119
Subtotal - Open forward currency contracts with unrealized appreciation						$758,276
Open forward currency contracts with unrealized depreciation
09/09/2021	UBS AG	AUD	13,057,613	EUR	8,291,143	(50,327)
09/09/2021	UBS AG	NOK	10,351,029	EUR	1,021,694	(10,725)
See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel International Fund (continued)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
09/09/2021	UBS AG	SEK	22,373,148	EUR	2,217,036	$(16,747)
09/09/2021	UBS AG	AUD	10,440,452	USD	8,077,830	(245,580)
09/09/2021	UBS AG	AUD	41,703,543	USD	32,266,240	(980,950)
09/09/2021	UBS AG	GBP	28,839,695	USD	40,869,309	(969,002)
09/09/2021	UBS AG	NOK	25,106,854	USD	3,019,205	(102,343)
09/09/2021	UBS AG	SEK	95,968,253	USD	11,586,224	(364,902)
Subtotal UBS AG						(2,740,576)
09/09/2021	Northern Trust	SEK	42,504,012	USD	5,140,437	(170,552)
09/09/2021	Northern Trust	SGD	7,416,282	USD	5,599,518	(84,380)
Subtotal Northern Trust						(254,932)
09/09/2021	JPMorgan Chase	AUD	1,871,902	CHF	1,301,000	(4,547)
09/09/2021	JPMorgan Chase	JPY	1,138,450,714	CNH	66,915,731	(38,313)
09/09/2021	JPMorgan Chase	GBP	3,753,682	USD	5,286,207	(92,912)
09/09/2021	JPMorgan Chase	JPY	3,453,235,663	USD	31,576,973	(474,225)
09/09/2021	JPMorgan Chase	SEK	25,684,147	USD	3,083,621	(80,439)
Subtotal JPMorgan Chase						(690,436)
Subtotal - Open forward currency contracts with unrealized depreciation						$(3,685,944)
Net unrealized appreciation (depreciation) on forward currency contracts						$(2,927,668)
Ariel Global Fund
Number of shares	Common stocks—94.65%	Value
	Belgium—0.10%
1,954	KBC Group NV	$148,980
	Brazil—2.94%
481,423	BB Seguridade Participacoes SA	2,235,890
147,500	Telefonica Brasil SA	1,245,527
410,513	TIM SA of Brazil(a)	951,630
		4,433,047
	Chile—0.24%
17,970	Banco Santander-Chile ADR	357,064
	China—7.63%
50,295	Baidu, Inc. ADR(a)	10,255,151
330,519	TravelSky Technology Ltd.	713,458
10,201	Trip.com Group Ltd. ADR(a)	361,727
2,853	Weibo Corp. ADR(a)	150,125
		11,480,461
	Denmark—0.54%
6,995	Novo Nordisk A/S	586,035
7,266	H Lundbeck A/S	231,145
		817,180
	Finland—1.64%
391,740	Nokia Corp.(a)	2,097,476
70,530	Nokia Corp. ADR(a)	375,220
		2,472,696
See Notes to Schedules of Investments.

800.292.7435    7

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Common stocks—94.65%	Value
	France—5.43%
36,761	Michelin (CGDE)	$5,862,769
12,092	Sanofi	1,266,914
14,127	Vivendi SA	474,558
2,809	Safran SA	389,434
1,755	Thales SA	179,049
		8,172,724
	Germany—4.00%
27,834	Deutsche Boerse AG	4,858,214
269,631	Telefonica Deutschland Holding	711,366
1,681	Muenchener Rueckversicherungs-Gesellschaft AG	460,340
		6,029,920
	Hong Kong—0.54%
82,500	CLP Holdings Ltd.	816,043
	Italy—1.17%
283,364	Snam SpA	1,637,995
20,037	Italgas SpA	130,958
		1,768,953
	Japan—8.43%
7,450	Nintendo Co., Ltd.	4,333,399
153,200	Subaru Corp.	3,022,078
49,100	Bridgestone Corp.	2,234,128
108,100	Japan Tobacco, Inc.	2,041,927
9,100	Secom Co., Ltd.	691,664
2,100	Daito Trust Construction Co., Ltd.	229,668
5,400	Nippon Telegraph & Telephone Corp.	140,693
		12,693,557
	Mexico—0.31%
141,036	Wal-Mart de Mexico SAB de CV	460,380
	Netherlands—0.74%
37,325	Koninklijke Ahold Delhaize N.V.	1,109,551
	Peru—1.31%
16,319	Credicorp Ltd.(a)	1,976,394
	South Africa—0.42%
145,690	Sanlam Ltd.	626,120
	South Korea—1.52%
30,483	KT&G Corp.	2,284,567
	Spain—2.47%
153,170	Endesa SA	3,715,973
	Switzerland—8.01%
28,604	Roche Holding AG	10,775,384
7,088	Nestle SA	882,658
3,834	Novartis AG	349,401
86	Swisscom AG	49,095
		12,056,538
	Taiwan—0.61%
141,000	Catcher Technology Co., Ltd.	921,023
See Notes to Schedules of Investments.

8    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Common stocks—94.65%	Value
	United Kingdom—7.29%
437,085	GlaxoSmithKline plc	$8,581,973
125,196	National Grid plc	1,594,675
31,640	Vodafone Group plc ADR	541,993
118,024	Vodafone Group plc	198,103
16,322	Direct Line Insurance Group plc	64,347
		10,981,091
	United States—39.31%
59,275	Microsoft Corp.	16,057,598
92,783	Philip Morris Intl, Inc.	9,195,723
124,419	Gilead Sciences, Inc.	8,567,492
35,320	Johnson & Johnson	5,818,617
19,747	Berkshire Hathaway, Inc., Class B(a)	5,488,086
42,961	Amdocs Ltd.	3,323,463
45,316	Verizon Communications, Inc.	2,539,055
31,713	Bristol-Myers Squibb Co.	2,119,063
24,498	NetApp, Inc.	2,004,426
61,161	Equity Commonwealth	1,602,418
8,299	Check Point Software Technologies Ltd.(a)	963,763
20,326	Tapestry, Inc.(a)	883,774
10,976	U.S. Bancorp	625,303
		59,188,781
	Total common stocks (Cost $103,255,449)	142,511,043
Number of shares	Short-term investments—3.79%	Value
5,702,641	Northern Institutional Treasury Portfolio, 0.01%(b)	$5,702,641
	Total short-term investments (Cost $5,702,641)	5,702,641
	Total Investments—98.44% (Cost $108,958,090)	148,213,684
	Cash, Foreign Currency, Other Assets less Liabilities—1.56%	2,351,076
	Net Assets—100.00%	$150,564,760
Open foreign currency contracts as of June 30, 2021
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
09/09/2021	UBS AG	USD	3,929,691	CNH	25,249,719	$46,088
09/09/2021	UBS AG	CAD	1,122,033	EUR	761,334	1,031
09/09/2021	UBS AG	USD	731,268	GBP	516,024	17,338
Subtotal UBS AG						64,457
09/09/2021	Northern Trust	USD	1,341,176	CHF	1,203,156	38,313
09/09/2021	Northern Trust	USD	455,578	GBP	321,420	10,887
Subtotal Northern Trust						49,200
09/09/2021	JPMorgan Chase	CAD	1,401,281	CHF	1,039,665	4,575
09/09/2021	JPMorgan Chase	CAD	549,396	CHF	407,753	1,648
09/09/2021	JPMorgan Chase	USD	732,653	CHF	657,314	20,867
09/09/2021	JPMorgan Chase	USD	660,653	CHF	592,717	18,816
09/09/2021	JPMorgan Chase	USD	371,079	CHF	332,921	10,569
09/09/2021	JPMorgan Chase	USD	2,569,548	EUR	2,107,633	66,685
See Notes to Schedules of Investments.

800.292.7435    9

Schedules of investments (continued)
06/30/21 (UNAUDITED)

Ariel Global Fund (continued)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
09/09/2021	JPMorgan Chase	USD	1,101,230	EUR	903,393	$28,429
09/09/2021	JPMorgan Chase	USD	820,998	EUR	673,505	21,195
09/09/2021	JPMorgan Chase	USD	768,824	EUR	630,512	20,076
09/09/2021	JPMorgan Chase	USD	759,571	EUR	622,923	19,835
09/09/2021	JPMorgan Chase	USD	654,975	EUR	537,144	17,103
09/09/2021	JPMorgan Chase	USD	570,301	EUR	467,703	14,892
09/09/2021	JPMorgan Chase	USD	1,293,491	GBP	912,815	30,593
09/09/2021	JPMorgan Chase	USD	1,096,592	GBP	773,864	25,936
09/09/2021	JPMorgan Chase	USD	558,464	GBP	393,960	13,412
09/09/2021	JPMorgan Chase	USD	1,172,559	JPY	128,230,239	17,610
09/09/2021	JPMorgan Chase	USD	1,070,957	JPY	117,119,139	16,084
09/09/2021	JPMorgan Chase	USD	397,232	JPY	43,441,045	5,966
09/09/2021	JPMorgan Chase	USD	356,232	JPY	38,957,271	5,350
Subtotal JPMorgan Chase						359,641
Subtotal - Open forward currency contracts with unrealized appreciation						$473,298
Open forward currency contracts with unrealized depreciation
09/09/2021	UBS AG	NOK	1,880,186	EUR	185,583	(1,948)
09/09/2021	UBS AG	SEK	3,318,004	EUR	328,793	(2,484)
09/09/2021	UBS AG	CAD	460,306	USD	380,597	(9,273)
Subtotal UBS AG						(13,705)
09/09/2021	Northern Trust	SEK	2,169,603	GBP	185,007	(2,275)
09/09/2021	Northern Trust	SGD	722,303	USD	545,361	(8,218)
Subtotal Northern Trust						(10,493)
09/09/2021	JPMorgan Chase	AUD	493,694	CHF	343,000	(1,064)
09/09/2021	JPMorgan Chase	AUD	630,078	CHF	437,754	(1,358)
09/09/2021	JPMorgan Chase	AUD	1,642,449	EUR	1,043,745	(7,335)
Subtotal JPMorgan Chase						(9,757)
Subtotal - Open forward currency contracts with unrealized depreciation						$(33,955)
Net unrealized appreciation (depreciation) on forward currency contracts						$439,343

(a)	Non-income producing.
(b)	The rate presented is the 7-day current yield as of June 30, 2021.

ADR	American Depositary Receipt
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

10    ARIELINVESTMENTS.COM

Notes to the schedules of investments
06/30/21 (UNAUDITED)

NOTE One  |  ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two  |  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2021.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of June 30, 2021, in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$3,204,974,401	$1,412,307,895	$66,717,203
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$3,204,974,401	$1,412,307,895	$66,717,203

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Notes to the schedules of investments (continued)
06/30/21 (UNAUDITED)

  Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the   respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$145,771,487	$—	$—	$145,771,487
Consumer discretionary	113,225,390	—	—	113,225,390
Consumer staples	130,411,698	—	—	130,411,698
Energy	6,427,015	—	—	6,427,015
Financials	93,037,438	—	—	93,037,438
Health care	147,954,877	—	—	147,954,877
Industrials	20,327,729	—	—	20,327,729
Information technology	25,256,800	—	—	25,256,800
Real estate	6,507,269	—	—	6,507,269
Utilities	101,426,607	—	—	101,426,607
Total common stocks	$790,346,310	$—	$—	$790,346,310
Short-term investments	50,850,621	—	—	50,850,621
Total investments	$841,196,931	$—	$—	$841,196,931
Other financial instruments
Forward currency contracts^	$—	$(2,927,668)	$—	$(2,927,668)
Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$21,590,695	$—	$—	$21,590,695
Consumer discretionary	12,364,476	—	—	12,364,476
Consumer staples	15,974,806	—	—	15,974,806
Financials	16,840,738	—	—	16,840,738
Health care	38,296,024	—	—	38,296,024
Industrials	1,260,147	—	—	1,260,147
Information technology	26,456,427	—	—	26,456,427
Real estate	1,832,086	—	—	1,832,086
Utilities	7,895,644	—	—	7,895,644
Total common stocks	$142,511,043	$—	$—	$142,511,043
Short-term investments	5,702,641	—	—	5,702,641
Total investments	$148,213,684	$—	$—	$148,213,684
Other financial instruments
Forward currency contracts^	$—	$439,343	$—	$439,343
*	As of June 30, 2021, the Level 2 investments held were foreign forward currency contracts. See Schedules of Investments.
^	Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

12    ARIELINVESTMENTS.COM

Notes to the schedules of investments (continued)
06/30/21 (UNAUDITED)

Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three  |  TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act. The following transactions were made during the period ended June 30, 2021 in the security that was deemed to be an affiliated company:
	Share activity				Nine months ended June 30, 2021
Security name	Balance September 30, 2020	Purchases	Sales	Balance June 30, 2021	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
U.S. Silica Holdings, Inc. (Basic materials)	5,477,884	—	5,477,884	—	$—	$—	$(12,579,041)	$54,521,039	—%
					$—	$—	$(12,579,041)	$54,521,039	—%

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